VENERABLE LETTERHEAD

J. NEIL MCMURDIE
VICE PRESIDENT AND SENIOR COUNSEL
PHONE: (860) 944-4114 | EMAIL: NEIL.MCMURDIE@VENERABLEANNUITY.COM

September 15, 2020

BY EDGARLINK

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Venerable Insurance and Annuity Company and its Separate Account B
Post-Effective Amendment No. 43 to Registration Statement on Form N-4
Prospectus Title: Architect Variable Annuity
File Nos.: 333-133944 and 811-05626

Ladies and Gentlemen:

On behalf of Venerable Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing under Rule 485(a) of the 1933 Act, Post-Effective Amendment No. 43 to the Registration Statement on Form N-4 with respect to deferred combination variable and fixed annuity contracts (the “Contracts”) offered by the Company through the Account.

The purpose of this filing is to receive comments from the U.S. Securities and Exchange Commission (“SEC”) staff to this registration statement, which has been updated and revised to address the necessary changes required by new Form N-4 and in anticipation of developing and utilizing an Updating Summary Prospectuses (“USP”) for the Contracts under Rule 498A of the 1933 Act.  The Contracts are no longer offered for sale.  Consequently no Initial Summary Prospectus will be developed or used.

You will note that the date on the Prospectus and Statement of Additional Information is May 1, 2021.  We will file delaying amendments to this registration statement as necessary to delay its effectiveness until that date.  Revisions will be made in response to SEC staff comments and information within brackets and/or otherwise missing will be added by Post-Effective Amendment prior to May 1, 2021.

We intend to use this registration statement as a sort of template for each of the other variable annuity registration statements that the Company will be filing prior to May 1, 2021.  Consequently, your prompt review and comment would be appreciated so we may incorporate all necessary changes in those other registration statements.

Thank you for your consideration, and if you have any questions, please call me at 860-944-4114.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie